Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 525,215	$ 666,024
Restricted cash	16,176	0
Receivables, net of allowances of $54,744 in 2016 and $29,669 in 2017	221,223	203,036
Prepaid expenses and other current assets	56,862	55,908
Total current assets	819,476	924,968
Satellites and other property and equipment, net	5,923,619	6,185,842
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	349,584	391,838
Other assets	443,830	365,834
Total assets	12,610,036	12,942,009
Current liabilities:
Accounts payable and accrued liabilities	116,396	215,987
Taxes payable	12,007	16,733
Employee related liabilities	29,328	50,178
Accrued interest payable	263,207	204,840
Current portion of long-term debt	96,572	0
Deferred satellite performance incentives	25,780	23,455
Deferred revenue	149,749	157,684
Other current liabilities	47,287	64,786
Total current liabilities	740,326	733,663
Long-term debt, net of current portion	14,112,086	14,198,084
Deferred satellite performance incentives, net of current portion	215,352	210,706
Deferred revenue, net of current portion	794,707	906,744
Deferred income taxes	48,434	168,445
Accrued retirement benefits	191,079	186,284
Other long-term liabilities	296,616	148,081
Shareholders' deficit:
Common shares; nominal value $0.01 per share	1,196	1,180
Paid-in capital	2,173,367	2,156,911
Accumulated deficit	(5,894,659)	(5,715,931)
Accumulated other comprehensive loss	(87,774)	(76,305)
Total Intelsat S.A. shareholders' deficit	(3,807,870)	(3,634,145)
Noncontrolling interest	19,306	24,147
Total liabilities and shareholders' deficit	$ 12,610,036	$ 12,942,009